Geographic Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers	$ 4,050.4	$ 3,982.3	$ 3,385.9
Inter-company revenue	0	0	0
Total operating revenues	4,050.4	3,982.3	3,385.9
Long-lived assets	349.6	312.8	272.4
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers	2,063.6	1,980.3	1,579.0
Inter-company revenue	(6.5)	(8.1)	9.8
Total operating revenues	2,057.1	1,972.2	1,588.8
Long-lived assets	228.7	196.7	169.3
United Kingdom/Ireland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers	1,492.1	1,473.1	1,305.8
Inter-company revenue	(144.0)	(152.8)	(131.3)
Total operating revenues	1,348.1	1,320.3	1,174.5
Long-lived assets	83.6	81.5	79.6
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers	346.4	372.3	370.7
Inter-company revenue	(13.2)	(14.1)	(10.1)
Total operating revenues	333.2	358.2	360.6
Long-lived assets	9.4	7.9	7.6
Continental Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers	43.0	38.8	44.3
Inter-company revenue	78.3	76.7	56.3
Total operating revenues	121.3	115.5	100.6
Long-lived assets	7.1	4.9	2.8
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers	105.3	117.8	86.1
Inter-company revenue	85.4	98.3	75.3
Total operating revenues	190.7	216.1	161.4
Long-lived assets	$ 20.8	$ 21.8	$ 13.1